Acquisition (Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Income			$ 2,545	$ 1,764	$ 1,934
Other			10	(102)	13
Payments to Noncontrolling Interests		$ 47	0	95	0
Thinx, Inc.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	[1]			87
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Change Due to Net Income Attributable to Parent and Effects of Changes, Net				1,851
Adjustments to Redeemable Common and Preferred Securities		$ 234		234
Payments to Noncontrolling Interests				95
Retained Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other			$ (20)	(3)	$ (25)
Retained Earnings | Thinx, Inc.
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other				$ (52)

[1]
(a)    The acquisition of the remaining ownership of Thinx was recorded as a reduction in Redeemable Preferred Securities of Subsidiaries of $234, an increase to retained earnings of $52, an increase to additional paid-in capital of $87, and a reduction of cash of $95.